Equity - Summary of Common and Preferred Shares Outstanding (Parenthetical) (Detail) $ / shares in Units, shares in Thousands, $ in Millions			12 Months Ended
	Feb. 24, 2019 $ / shares shares	Nov. 24, 2018 $ / shares shares	Oct. 31, 2019 CAD ($) $ / shares shares	Oct. 31, 2019 CAD ($) $ / shares $ / shares shares	Oct. 31, 2018 CAD ($) $ / shares shares	Oct. 31, 2019 $ / shares	Nov. 02, 2018 CAD ($) shares	Oct. 31, 2017 CAD ($)
Disclosure of classes of share capital [line items]
Equity | $			$ 83,625	$ 83,625	$ 79,955			$ 73,791
Common shares [member]
Disclosure of classes of share capital [line items]
Fair value adjustments to stock options | $			$ 29		$ 15
Average cost of shares purchased for cancellation | $ / shares			$ 100.41		$ 99.29
Average book value of shares purchased for cancellation | $ / shares			12.29		$ 12.22
Series AD non-cumulative fixed rate first preference shares [member]
Disclosure of classes of share capital [line items]
Number of shares redeemed | shares		10,000
Redemption price per share | $ / shares		$ 25	$ 25	$ 25
Number of shares issued | shares					10,000
Equity | $					$ 250
Series C2 non-cumulative fixed rate/floating first preferred shares [member]
Disclosure of classes of share capital [line items]
Preferred shares issued price per share | $ / shares				$ 1,000
Preferred shares issued price per depositary share | $ / shares				$ 25
Redemption price per share | $ / shares						$ 1,000.00
Number of shares issued | shares			20	20	20
Equity | $			$ 31	$ 31	$ 31
Series AK non-cumulative fixed rate first preference shares [Member]
Disclosure of classes of share capital [line items]
Preferred shares issued price per depositary share | $ / shares			$ 25
Number of shares redeemed | shares	2,400
Series AJ non cumulative fixed rate first preference shares [Member]
Disclosure of classes of share capital [line items]
Number of shares redeemed | shares	13,600
Redemption price per share | $ / shares			$ 25	$ 25
Number of shares issued | shares					13,579
Equity | $					$ 339
Series AL non-cumulative Five year rate reset first preference Shares [member]
Disclosure of classes of share capital [line items]
Number of shares redeemed | shares	12,000
Redemption price per share | $ / shares	$ 25
Number of shares issued | shares					12,000
Equity | $					$ 300
Series BO non-cumulative five year rate reset first preference shares [Member]
Disclosure of classes of share capital [line items]
Number of shares issued | shares							14,000
Equity | $							$ 350